Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss), Pensions and Other Post-Retirement Plans	Accumulated Other Comprehensive Income (Loss), Currency Translation	Accumulated Other Comprehensive Income (Loss), Derivatives	Total Equity Attributable to Elster Group SE	Noncontrolling Interests
Beginning Balance at Jan. 01, 2009	$ 418,817	$ 410,825	$ 20,040	$ 103,382	$ (161,641)	$ 17,448	$ 22,120	$ 710	$ 412,884	$ 5,933
Beginning Balance (in shares) at Jan. 01, 2009		293,217,167	16,320,750
Share-based compensation arrangements	(33,250)	0	0	(33,250)	0	0	0	0	(33,250)	0
Accretion of preferred dividends (in shares)		15,714,753	0
Accretion of preferred dividends	0	25,640	0	0	(25,640)	0	0	0	0	0
Dividends paid	(3,048)	0	0	0	0	0	0	0	0	(3,048)
Comprehensive income
Changes in actuarial gains (losses) and past service costs, net of tax effect of $6,608 in 2011, $-246 in 2010 and $2,394 in 2009	(5,215)	0	0	0	0	(5,215)	0	0	(5,215)	0
Foreign currency translation adjustment, net of tax effect of $-1,695 in 2011, $0 in 2010 and $-6 in 2009	(6,234)	0	0	0	0	0	(6,046)	0	(6,046)	(188)
Change in fair value of cash flow hedges, net of tax effect of $-249 in 2011, $257 in 2010 and $269 in 2009	(710)	0	0	0	0	0	0	(710)	(710)	0
Net income	52,344	0	0	0	48,888	0	0	0	48,888	3,456
Total comprehensive income	40,185	0	0	0	48,888	(5,215)	(6,046)	(710)	36,917	3,268
Ending Balance at Dec. 31, 2009	422,704	436,465	20,040	70,132	(138,393)	12,233	16,074	0	416,551	6,153
Ending Balance (in shares) at Dec. 31, 2009		308,931,920	16,320,750
Share-based compensation arrangements	(13,214)	0	0	(13,214)	0	0	0	0	(13,214)	0
Accretion of preferred dividends	0	19,210	0	0	(19,210)	0	0	0	0	0
Dividends paid	(831)	0	0	0	0	0	0	0	0	(831)
Change of noncontrolling interests	2,034	0	0	(4,759)	0	0	1,631	0	(3,128)	5,162
Change in scope of consolidated companies	1,486	0	0	0	1,486	0	0	0	1,486	0
Replacement of preferred shares (in shares)		(308,931,920)	8,533,906
Replacement of preferred shares	0	(455,675)	11,903	443,772	0	0	0	0	0	0
Capital increase, net of related costs (in shares)		0	3,365,385
Capital increase, net of related costs	159,692	0	4,585	155,107	0	0	0	0	159,692	0
Comprehensive income
Changes in actuarial gains (losses) and past service costs, net of tax effect of $6,608 in 2011, $-246 in 2010 and $2,394 in 2009	(283)	0	0	0	0	(283)	0	0	(283)	0
Foreign currency translation adjustment, net of tax effect of $-1,695 in 2011, $0 in 2010 and $-6 in 2009	(6,812)	0	0	0	0	0	(7,064)	0	(7,064)	252
Change in fair value of cash flow hedges, net of tax effect of $-249 in 2011, $257 in 2010 and $269 in 2009	(585)	0	0	0	0	0	0	(585)	(585)	0
Net income	92,038	0	0	0	87,259	0	0	0	87,259	4,779
Total comprehensive income	84,358	0	0	0	87,259	(283)	(7,064)	(585)	79,327	5,031
Ending Balance at Dec. 31, 2010	656,229	0	36,528	651,038	(68,858)	11,950	10,641	(585)	640,714	15,515
Ending Balance (in shares) at Dec. 31, 2010		0	28,220,041
Share-based compensation arrangements	415	0	0	415	0	0	0	0	415	0
Dividends paid	(8,552)	0	0	0	0	0	0	0	0	(8,552)
Comprehensive income
Changes in actuarial gains (losses) and past service costs, net of tax effect of $6,608 in 2011, $-246 in 2010 and $2,394 in 2009	(13,226)	0	0	0	0	(13,226)	0	0	(13,226)	0
Foreign currency translation adjustment, net of tax effect of $-1,695 in 2011, $0 in 2010 and $-6 in 2009	(22,565)	0	0	0	0	0	(23,313)	0	(23,313)	748
Change in fair value of cash flow hedges, net of tax effect of $-249 in 2011, $257 in 2010 and $269 in 2009	567	0	0	0	0	0	0	567	567	0
Net income	105,381	0	0	0	100,879	0	0	0	100,879	4,502
Total comprehensive income	70,157	0	0	0	100,879	(13,226)	(23,313)	567	64,907	5,250
Ending Balance at Dec. 31, 2011	$ 718,249	$ 0	$ 36,528	$ 651,453	$ 32,021	$ (1,276)	$ (12,672)	$ (18)	$ 706,036	$ 12,213
Ending Balance (in shares) at Dec. 31, 2011		0	28,220,041